Capital and Financial Risk Management - Summary of Credit Rating of Counterparty (Detail) - Credit risk [member] - Credit rating of counterparty [member] - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Credit Rating Of Counterparty [Line Items]
Credit exposure	$ 5,783	$ 7,721
Percentage of credit exposure	100.00%	100.00%
Aaa/AAA/AAA [member]
Disclosure Of Credit Rating Of Counterparty [Line Items]
Credit exposure	$ 2,021	$ 916
Percentage of credit exposure	35.00%	12.00%
Aa/AA/AA [member]
Disclosure Of Credit Rating Of Counterparty [Line Items]
Credit exposure	$ 2,394	$ 3,074
Percentage of credit exposure	41.00%	40.00%
A/A/A [member]
Disclosure Of Credit Rating Of Counterparty [Line Items]
Credit exposure	$ 1,216	$ 3,536
Percentage of credit exposure	21.00%	46.00%
Baa/BBB/BBB or lower [member]
Disclosure Of Credit Rating Of Counterparty [Line Items]
Credit exposure	$ 152	$ 195
Percentage of credit exposure	3.00%	2.00%